Summary of Significant Accounting Policies - Summary of Reclassification (Detail) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Reclassification of Income statements [Line Items]
Revenue	$ 372,077	$ 204,507	$ 695,146	$ 407,712	$ 960,156	$ 1,217,052	$ 2,045,422
COGS	308,488	153,405	577,914	311,134	757,934	937,730	1,631,199
Gross margin	63,589	51,102	117,232	96,578	202,222	279,322	414,223
SG&A	43,346	33,357	90,150	71,812	147,931	163,310	182,315
Net earnings	$ 13,352	4,291	$ 12,983	7,294	(18,455)	88,257	152,128
As previously reported
Disclosure of Reclassification of Income statements [Line Items]
Revenue		204,507		407,712	960,156	1,217,052	2,045,422
COGS		148,828		302,485	740,602	918,873	1,616,337
Gross margin		55,679		105,227	219,554	298,179	429,085
SG&A		37,934		80,461	165,263	182,167	197,177
Net earnings		4,291		7,294	$ (18,455)	$ 88,257	$ 152,128
Reclassification
Disclosure of Reclassification of Income statements [Line Items]
Revenue		0		0
COGS		4,577		8,649
Gross margin		(4,577)		(8,649)
SG&A		(4,577)		(8,649)
Net earnings		$ 0		$ 0